Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

Note 18—Cash and cash equivalents

Accounting policies

        Cash is measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.

DKK thousand	2017	2016
DKK	12,824	16,609
USD	252,884	214,915
EUR	323,010	91,806

Total cash and cash equivalents	588,718	323,330

        In addition, at December 31, 2017, restricted cash amounted to DKK 5.9 million (2016: DKK 318.7 million).

        At December 31, 2017, this balance comprised cash held in the Milestone Payments Reserve Account amounting to DKK 0 million and cash held in the Interest Reserve Account amounting to DKK 5.9 million, both at cost corresponding to fair value on initial recognition and relating to the USD 24.8 million senior secured notes (or the royalty bond; see also note 20).

        At December 31, 2016, this balance comprised cash held in the Milestone Payments Reserve Account amounting to DKK 305.1 million and cash held in the Interest Reserve Account amounting to DKK 13.6 million, both relating to the USD 50 million senior secured notes (or the royalty bond; see also note 20).